Organization and Basis of Presentation SUGS PPA (Details) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Sep. 01, 2010
Business Combinations [Abstract]
Business Acquisition, Purchase Price Allocation, Current Assets	$ 113
Gas plants and buildings	1,608	81
Business Acquisition, Purchase Price Allocation, Goodwill Amount	337
Business Acquisition, Purchase Price Allocation, Other Noncurrent Assets	1
Business Acquisition, Purchase Price Allocation, Assets Acquired	2,059	209
Business Acquisition, Purchase Price Allocation, Current Liabilities	(93)
Business Acquisition, Purchase Price Allocation, Other Noncurrent Liabilities	(36)
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	$ 1,930	$ 193